Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	4,000,000,000	4,000,000,000	500,000,000
Common stock, shares issued	1,472,924,335	11,832,603	4,220,837
Common stock, shares outstanding	1,472,924,335	11,832,603	4,220,837
Common stock issuable, par value	$ 0.001	$ 0.001	$ 0.001
Common stock issuable, shares	0	25,000	0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		4,000,000	4,000,000
Preferred stock, shares issued		0	4,000,000
Preferred stock, shares outstanding		0	4,000,000
Preferred stock, liquidation value		$ 0	$ 4,000,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	700,000	1,700,000	1,700,000
Preferred stock, shares outstanding	700,000	1,700,000	1,700,000
Preferred stock, liquidation value	$ 700	$ 1,700	$ 0
Preferred stock, shares designated	1,700,000	1,700,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, shares designated	1	1
Preferred stock, liquidation per share	$ 6.00
Series D preferred stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	124,376	0
Preferred stock, shares outstanding	124,376	0
Preferred stock, liquidation value	$ 124
Preferred stock, shares designated	1,250,000	1,250,000
Convertible Notes Payable [Member]
Debt put premium	$ 0	$ 385,385	0
Debt net of debt discount	346,953	2,210,950	1,595,627
Notes Payable [Member]
Debt net of debt discount	$ 0	$ 762,112	$ 255,843